Share Capital (Tables)	12 Months Ended
Dec. 31, 2018
SHARE CAPITAL.
Schedule of share repurchase activities

($ millions except as noted)	2018	2017

Share repurchase activities (thousands of common shares)

Shares repurchased	64 426	33 154

Amounts charged to

Share capital	1 040	536

Retained earnings	2 013	877

Share repurchase cost	3 053	1 413

Average repurchase cost per share	47.38	42.61

Schedule of liability for share repurchases
($ millions)	December 31 2018	December 31 2017

Amounts charged to

Share capital	111	97

Retained earnings	152	180

Liability for share purchase commitment	263	277